Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2025
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

NOTE 17 — CONVERTIBLE REDEEMABLE PREFERRED SHARES

We had various series of convertible redeemable preferred shares (collectively, “Preferred Shares”) authorized and outstanding prior to April 10, 2025, the closing date of the business combination transaction with SKGR, as further discussed in Note 4 – Recapitalization Transaction. After the closing of the business combination transaction, we no longer have authorized and outstanding convertible redeemable preferred shares due to (i) the Company repurchasing a portion of Series D preferred shares from certain preferred shareholders prior to closing (the “Preferred Share Repurchase”), (ii) all remaining outstanding Preferred Shares after the Preferred Share Repurchase were automatically converted into Class A ordinary shares in connection with the business combination agreement, and (iii) contemporaneously with the closing we amended and restated our articles of association to remove preferred shares as an authorized share capital of the Company.

The table below presents our various series convertible redeemable preferred shares that were authorized and outstanding as of December 31, 2024.

	2024
Series	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000
A-2	14,244,000	14,244,000
A-3	3,536,099	2,828,899
B-1	13,111,999	13,111,999
B-2	9,090,900	9,090,900
B-3	2,100,000	2,100,000
C	13,684,800	13,684,800
D	15,000,000	12,963,577
	87,286,300	83,205,175

Preferred Share Issuances

On April 19, 2023, we issued 603,424 shares of Series D preferred shares to an accredited investor for total proceeds of $20,000,000.

On April 26, 2023, by way of a fourth amendment to our memorandum of association, our share capital with respect to our Series D preferred shares was increased to 15,000,000 shares from 11,144,336 to accommodate future Series D issuances.

On January 10, 2024, we issued 1,215,817 shares of Series D preferred shares to an accredited investor for total proceeds of $40,297,282.

Preferred Share Repurchase

On April 10, 2025, immediately prior to the Company’s Preferred Shares converting in accordance with the business combination agreement, the Company repurchased 3,017,119 Series D Preferred Shares, with a carrying amount of $138,093,537, from certain preferred shareholders in exchange for promissory notes with an aggregate principal balance of $100,000,000. The difference between the carrying value of the repurchased shares and the aggregate principal balance issued as consideration was $38,093,537, which was recorded as a increase to the net income attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the year ended December 31, 2025.

Conversion of Preferred Shares

On April 10, 2025, after the Preferred Share Repurchase, all remaining Preferred Shares converted into 269,381,830 Class A ordinary shares. The carrying value of the Preferred Shares at the date of conversion was $2,745,357,933 and was reclassified from mezzanine equity to additional paid-in-capital.

There was no activity subsequent to April 10, 2025.

The following table provides a breakdown of our various series of convertible redeemable preferred shares that are aggregated on our consolidated statements of financial position as well as presents the activity for the years ended December 31, 2025, 2024 and 2023.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2022	15,181,000	$302,101,880	14,244,000	$288,156,120	2,828,899	$57,426,649	13,111,999	$281,383,499	9,090,900	$208,363,428
Issuance of Preferred Shares	–	–		–	–	–	–	–	–	–
Preferred Share redemption value accretion	–	50,400,940		46,008,120	–	9,052,478	–	37,500,317	–	21,909,069
Balances as of December 31, 2023	15,181,000	352,502,820	14,244,000	334,164,240	2,828,899	66,479,127	13,111,999	318,883,816	9,090,900	230,272,497
Issuance of Preferred Shares	–	–	–	–	–	–	–	–	–	–
Preferred Share redemption value accretion	–	132,985,560	–	122,213,520	–	24,187,086	–	104,371,512	–	65,636,298
Beginning balances as of December 31, 2024	15,181,000	485,488,380	14,244,000	456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328	9,090,900	$295,908,795
Preferred Shares redemption value accretion	–	5,920,590	–	5,127,840	–	1,018,404	–	3,146,879	–	909,090
Repurchase of preferred shares	–	–	–	–	–	–	–	–	–	–
Conversion of preferred shares to ordinary shares	(15,181,000)	(491,408,970)	(14,244,000)	(461,505,600)	(2,828,899)	(91,684,617)	(13,111,999)	(426,402,207)	(9,090,900)	(296,817,885)
Ending balances as of December 31, 2025	–	$–	–	$–	–	$–	–	$–	–	$–

	Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2022	2,100,000	$50,379,000	13,684,800	$371,816,016	11,144,336	$406,656,821	81,385,934	$1,966,283,413
Issuance of Preferred Shares	–	–	–	–	603,424	20,000,000	603,424	20,000,000
Preferred Share redemption value accretion	–	5,586,000	–	23,811,552	–	145,811,524	–	340,080,000
Balances as of December 31, 2023	2,100,000	55,965,000	13,684,800	395,627,568	11,747,760	572,468,345	81,989,358	2,326,363,413
Issuance of Preferred Shares	–	–	–	–	1,215,817	40,297,282	1,215,817	40,297,282
Preferred Share redemption value accretion	–	12,810,000	–	62,950,080	–	(30,066,018)	–	495,088,038
Beginning balances as of December 31, 2024	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	83,205,175	2,861,748,733
Preferred Shares redemption value accretion	–	–	–	(5,063,376)	–	10,643,310	–	21,702,737
Repurchase of preferred shares	–	–	–	–	(3,017,119)	(138,093,537)	(3,017,119)	(138,093,537)
Conversion of preferred shares to ordinary shares	(2,100,000)	(68,775,000)	(13,684,800)	(453,514,272)	(9,946,458)	(455,249,382)	(80,188,056)	(2,745,357,933)
Ending balances as of December 31, 2025	–	$–	–	$–	–	$–	–	$–

The major rights of our Preferred Shares are discussed below:

Voting Rights

Each holder of our Preferred Shares was entitled to the number of votes as the number of Class A ordinary shares into which each holder’s preferred shares were convertible. Preferred shareholders and ordinary shareholders vote on all matters as a single class.

Dividend Rights

In the event our board declared a dividend, our Preferred Shares were entitled to receive a non-cumulative dividend of 8% per annum based on their respective original issue price prior to any ordinary share receiving a dividend. If the declared dividend was sufficient to cover the 8% minimum dividend, then the Preferred Shares would have participated in the remaining dividend amount on an as-converted basis with the ordinary shares. No dividends had been declared or paid on our ordinary shares prior to the conversion of our Preferred Shares in connection with the business combination transaction.

Conversion Rights

Our Preferred Shares had an optional conversion feature and an automatic conversion feature. Upon a conversion, the Preferred Shares were convertible into Class A ordinary shares. The conversion ratio for our Preferred Shares was 1 for 3.3593 and subject to change due to standard antidilutive adjustments. Preferred shareholders had the right to convert their preferred share holdings at any time in whole or in part. Our Preferred Shares were to automatically convert in the event of a public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. Our Series C preferred shares were to automatically convert in the event holders of more than 50% of such shares elected to convert their shares. Our Series D preferred shares were to automatically convert in the event holders of more than 66% of such shares elected to convert their shares.

Redemption Rights

In the event an automatic conversion or liquidation event had not occurred, our Preferred Shares become redeemable at the option of the holder on the earlier of June 10, 2026, or the date in which the principal business cannot be continued due to certain adverse circumstances (e.g., material integrity problems or fraud of our cofounders, loss of our business qualification, licenses, permits, etc.). The redemption amount payable to the holders would be determined as the higher of a 10% per annum return from the preferred shares original issuance date through the date of redemption or the fair market value on the redemption date. No event had occurred which would allow holders of our Preferred Shares to exercise their redemption option.

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024:

	As of December 31, 2024
Series	Total	Per Share
A-1	$485,488,380	$31.98
A-2	456,377,760	$32.04
A-3	90,666,213	$32.05
B-1	423,255,328	$32.28
B-2	295,908,795	$32.55
B-3	68,775,000	$32.75
C-1	458,577,648	$33.51
D	582,699,609	$44.95
	$2,861,748,733

Liquidation Rights

Our Preferred Shares were entitled to a liquidation preference in the event of a liquidation event. A liquidation event includes the following items:

●	Any consolidation, reorganization, merger or any other arrangement whereby our shareholders prior to such transaction do not own at least 50% of the surviving entity.

●	A sale, lease, transfer or other disposition of all or substantially all of our assets.

●	Exclusive licensing of all or substantially all of our intellectual property rights to a third party.

●	Any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary.

No event occurred which would allow holders of our Preferred Shares to exercise their liquidation rights.

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365

In an event of liquidation, the order of liquidation distribution is first Series D followed by Series C, B-3, B-2, B-1, A-3, A-2 and then A-1. If in the event of a liquidation our assets are insufficient to distribute and satisfy a particular Series’ liquidation preference in its entirety, then the assets available for distribution will be distributed ratably in proportion to the holders of that respective preferred series’ liquidation preference.

Right of Participation

Our holders of Preferred Shares (“Participation Right Holders”) had rights of participation (“Right of Participation”) with respect to the issuance of new equity securities. The Right of Participation does not apply to the following issuances of securities:

●	Ordinary shares issued or reserved under our Global Share Incentive Plan.

●	Ordinary shares issued in connection with a share split, consolidation or share dividend.

●	Ordinary shares issuable upon conversion of our Preferred Shares.

●	Equity securities issued in connection with a public offering.

●	Any equity securities issued in connection with the acquisition of another corporation or entity by consolidation, merger, purchase of assets, or other reorganization in which we acquire, in a single transaction or a series of related transactions, all or substantially all assets of other corporation or entity or 50% percent or more of the equity ownership or voting power of such other corporation or entity.